Consolidated Statement of Changes in Shareholders' Equity CAD in Thousands, $ in Thousands	CAD	Share capital [member] CAD	Share capital [member] USD ($)	Contributed surplus [member] CAD	Deficit [Member] CAD
Balance at Start at Dec. 31, 2015	CAD 1,121,947	CAD 2,236,728		CAD 103,726	CAD (1,218,507)
Net income and comprehensive income	(15,734)	0		0	(15,734)
Shares issued on financing	96,453	96,453		0	0
Share based compensation	5,607	0		5,607	0
Exercise of Stock Options	0	1,018	$ 1,018	(1,018)	0
Balance at End at Dec. 31, 2016	1,208,273	2,334,199		108,315	(1,234,241)
Net income and comprehensive income	95,039	0		0	95,039
Share based compensation	8,364	0		8,364	0
Settlement of Performance Awards	0	5,374		(5,374)	0
Exercise of Stock Options	0	1,228		(1,228)	0
Balance at End at Dec. 31, 2017	CAD 1,311,676	CAD 2,340,801		CAD 110,077	CAD (1,139,202)